SHAREHOLDERS' EQUITY (Schedule of RSUs and PSUs Activity) (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Amount of RSUs and PSUs
Unvested beginning balance | shares	2,179,714
Granted | shares	1,325,429
Vested | shares	835,106
Forfeited | shares	185,229
Unvested ending balance | shares	2,484,808
Weighted average grant date fair value
Unvested beginning balance | $ / shares	$ 123.54
Granted | $ / shares	127.1
Vested | $ / shares	114.21
Forfeited | $ / shares	129.63
Unvested ending balance | $ / shares	$ 128.12